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                   MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.


                                                               November 28, 1995


VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

     Re:  Merrill Lynch Global Allocation Fund, Inc.
     Pre-Effective Amendment No. 1 to the
     Registration Statement on Form N-14
     (Securities Act File No. 33-63413;
     Investment Company Act File No. 811-5576)
     -------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Global Allocation Fund, Inc. (the "Fund") hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from those contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 constituting the most recent amendment to the Fund's Registration Statement on Form N-14; and

     (2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on November 21, 1995.

                                    Very truly yours,

                                    MERRILL LYNCH GLOBAL
                                    ALLOCATION FUND, INC.


                                    By:  /s/ James W. Harshaw, III
                                         -------------------------
                                         James W. Harshaw, III
                                         Assistant Secretary